INCOME TAX AND DEFERRED TAX, Component of Net Deferred Tax Assets and Liabilities (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	$ (20,017,388)
Deferred tax assets (liability), end of year	(21,220,917)	$ (20,017,388)
Deferred tax asset not recognized		364,769
Foreign Exchange Gains (Losses) [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Loss carryforward on exchange differences of financial instruments		3,662,207
Deferred Tax Assets [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	9,093,935	4,771,040
Charge in results	(4,054,398)	4,322,895
Deferred tax assets (liability), end of year	5,039,537	9,093,935
Deferred Tax Assets [Member] | Other Receivables [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	0	39,744
Charge in results	0	(39,744)
Deferred tax assets (liability), end of year	0	0
Deferred Tax Assets [Member] | Account Receivables Discounted Value [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	1,776	1,891
Charge in results	(1,776)	(115)
Deferred tax assets (liability), end of year	0	1,776
Deferred Tax Assets [Member] | Provisions for Legal Claims and Other Provisions [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	1,007,982	656,071
Charge in results	(366,049)	351,911
Deferred tax assets (liability), end of year	641,933	1,007,982
Deferred Tax Assets [Member] | Financial Leases [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	2,007,846	2,140,878
Charge in results	(562,847)	(133,032)
Deferred tax assets (liability), end of year	1,444,999	2,007,846
Deferred Tax Assets [Member] | Contract Liabilities [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	2,749,665	1,880,469
Charge in results	6,764	869,196
Deferred tax assets (liability), end of year	2,756,429	2,749,665
Deferred Tax Assets [Member] | Tax Loss Carryforward [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	3,297,438	2,776
Charge in results	(3,297,438)	3,294,662
Deferred tax assets (liability), end of year	0	3,297,438
Deferred Tax Assets [Member] | Tax Inflation Adjustment [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	29,228	49,211
Charge in results	(16,667)	(19,983)
Deferred tax assets (liability), end of year	12,561	29,228
Deferred Tax Assets [Member] | Financial Assets at Fair Value Through Profit or Loss [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	0	0
Charge in results	183,615	0
Deferred tax assets (liability), end of year	183,615	0
Deferred Tax Liabilities [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(29,111,323)	(26,671,690)
Charge in results	2,850,869	(2,439,633)
Deferred tax assets (liability), end of year	(26,260,454)	(29,111,323)
Deferred Tax Liabilities [Member] | Other Receivables [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(5,226)	0
Charge in results	(114,164)	(5,226)
Deferred tax assets (liability), end of year	(119,390)	(5,226)
Deferred Tax Liabilities [Member] | Tax Inflation Adjustment [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(7,124,779)	(10,549,673)
Charge in results	4,492,529	3,424,894
Deferred tax assets (liability), end of year	(2,632,250)	(7,124,779)
Deferred Tax Liabilities [Member] | Loans [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(163,412)	(58,641)
Charge in results	23,424	(104,771)
Deferred tax assets (liability), end of year	(139,988)	(163,412)
Deferred Tax Liabilities [Member] | Property, Plant and Equipment [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(21,405,145)	(15,369,172)
Charge in results	(1,417,423)	(6,035,973)
Deferred tax assets (liability), end of year	(22,822,568)	(21,405,145)
Deferred Tax Liabilities [Member] | Cash and Cash Equivalents [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(33,618)	(3,047)
Charge in results	(392,781)	(30,571)
Deferred tax assets (liability), end of year	(426,399)	(33,618)
Deferred Tax Liabilities [Member] | Inventories [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(126,843)	(98,569)
Charge in results	6,984	(28,274)
Deferred tax assets (liability), end of year	(119,859)	(126,843)
Deferred Tax Liabilities [Member] | Financial Assets at Amortized Cost [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	0	(592,588)
Charge in results	0	592,588
Deferred tax assets (liability), end of year	0	0
Deferred Tax Liabilities [Member] | Other Liabilities [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(252,300)	0
Charge in results	252,300	(252,300)
Deferred tax assets (liability), end of year	$ 0	$ (252,300)